Inventories (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Raw materials	$ 184,490	$ 80,839
Work in progress	127,530	33,012
Finished goods	1,905,782	23,065
Total inventories	$ 2,217,802	$ 136,916